Maintenance expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Maintenance expenses
9	Maintenance expenses

	2017	2016	2015
	RMB million	RMB million	RMB million
Aviation repair and maintenance charges	7,930	7,952	7,396
Staff payroll and welfare	2,620	2,363	2,131
Maintenance materials	1,327	1,003	880

	11,877	11,318	10,407